Net sales - Additional Information (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2023 CHF (SFr) salesChannel	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of sales channels | salesChannel	2
Net sales	SFr 1,792.1	SFr 1,222.1	SFr 724.6
Europe, Middle East and Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	488.7	378.1	264.3
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 1,162.2	SFr 763.8	SFr 417.6